Accounts receivable, net - Accounts receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Nonrelated Party
Related party balances and transactions
Accounts receivable	$ 28,224	$ 30,527
Less: Allowance for doubtful accounts	(765)	(470)
Accounts receivable	27,459	30,057
Related Party
Related party balances and transactions
Accounts receivable	117,400	190,327
Less: Allowance for doubtful accounts	(3,006)	(2,997)
Accounts receivable	$ 114,394	$ 187,330